Restructuring of Operations - Schedule of Restructuring Charges and Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 2	$ 4
Charges to expense:
Restructuring expenses	2	12
Cash payments and asset write-offs:
Cash payments	(2)	(11)
Asset retirements and other	(1)	(2)
Ending balance	1	2
Employee termination benefits [Member]
Charges to expense:
Restructuring expenses	1	6
Asset write-offs expense [Member]
Charges to expense:
Restructuring expenses
Other expenses [Member]
Charges to expense:
Restructuring expenses	1	6
Brake North America and Asia group [Member]
Cash payments and asset write-offs:
Discontinued operations - Brake North America and Asia group		$ (1)